Commitments (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Payments for rent	$ 17,648	$ 30,993
License expense	$ 38	$ 4,123